Capital Management Policies and Procedures (Tables)	12 Months Ended
Jun. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Disclosure of capital management

	2023 £’000	2022 £’000
Equity	£571,308	£432,723
Loans and borrowings	—	—
Less: Cash and cash equivalents	(164,703)	(162,806)
Total Capital	£406,605	£269,917